Summary of principal accounting policies (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Advertising Expense	$ 0		$ 23,701	$ 2,203,996
Cash And Cash Equivalents And Restricted Cash	18,902,191		19,175,890		¥ 123,510,697	¥ 133,023,148
Restricted Cash and Cash Equivalents, Current	78,051		72,077
Sales Taxes	250,291		53,415	58,636
Direct Sales Revenue Goods Gross	19,135,633		13,406,943	18,052,749
Distribution Sales Revenue Goods Gross	1,404,945		3,124,927	4,962,052
Shipping, Handling and Transportation Costs	982,175		1,158,019	2,059,934
Government Subsidies	0		66,648	201,168
Foreign Currency Transaction Gain (Loss), before Tax	(241,771)		(380,350)	(687,163)
Proceeds from Sale of Property Held-for-sale	$ 0		11,291,342	0
Debt Instrument Conversion Principal And Accrued Interest Conversion Base | ¥		¥ 100,000,000
Percentage Of Ownership Interests	20.00%				20.00%
Assets Held-for-sale, Not Part of Disposal Group, Current				$ 3,808,471
Cash, Cash Equivalents, and Short-term Investments	$ 0		7,500,000
Disposal Group, Including Discontinued Operation, Intangible Assets, Noncurrent	475,936		$ 802,387
Hjx [Member]
Summary Of Significant Accounting Policies [Line Items]
Disposal Group, Including Discontinued Operation, Intangible Assets, Noncurrent	475,936
Land use rights and related building [Member] | Hjx [Member]
Summary Of Significant Accounting Policies [Line Items]
Disposal Group, Including Discontinued Operation, Intangible Assets, Noncurrent	$ 16,546,694
Land Use Rights [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	50 years	50 years
EMS [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years	5 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years	15 years
Variable Interest Entity, Primary Beneficiary [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents, Current	$ 78,051		$ 72,077